Stock-Based Compensation - Additional Information (Detail) - USD ($)			3 Months Ended		6 Months Ended		12 Months Ended
	Oct. 16, 2024	Mar. 25, 2024	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Sep. 30, 2025
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Fair value of shares vested							$ 880
Fair value of shares exercised							$ 1.1000
Options to purchase common stock granted					169,300		894,356	0
Weighted average grant date fair value of options granted							$ 0.99		$ 34.43
Unrecognized compensation cost related to outstanding other than options							$ 900,000
Unrecognized compensation cost expected to be recognized over a weighted-average period							2 years 8 months 12 days
Stock-based compensation expense			$ 95,000	$ 16,000	$ 141,000	$ 36,000	$ 235,000	$ 541,000	$ 1,965,000
Restricted Stock Units [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Grants Percent							100.00%
Stock-based compensation expense							$ 150,000,000
Fair value of restricted stock units vested							$ 1,650
Weighted grant-date fair value					$ 0		$ 1.65
Unrecognized compensation expense							$ 0
Restricted Stock Awards [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted grant-date fair value					$ 0		$ 0
2018 Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares remaining and available for issuance			685,613		685,613		854,686
Contractual life of stock options granted					10 years		10 years
Stock Option, Exercise Price, Decrease	$ 0.0011	$ 9.9
Incremental stock compensation charge								$ 100,000
2018 Plan [Member] | Restricted Stock Awards [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted grant-date fair value							$ 0	$ 0.0011
2018 Plan [Member] | Board Of Directors [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Contractual life of stock options granted					10 years
2018 Plan [Member] | Minimum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Exercisable period of vested options					1 year		1 month
2018 Plan [Member] | Maximum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Exercisable period of vested options					3 months		3 months
2018 Plan [Member] | Maximum [Member] | Board Of Directors [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares of common stock reserved			1,818,181		1,818,181					1,818,181